Investments in Equity Affiliates	12 Months Ended
Dec. 31, 2014
INVESTMENTS IN EQUITY AFFILIATES [Abstract]
Investments in Equity Affiliates Disclosure

6. INVESTMENTS IN AFFILIATES

	December 31, 2011	Share of loss	Foreign currency translation	December 31, 2012

Equity interest in Yisheng	255,281	(252,585)	(2,696)	—

The Group owns a 20% equity interest in Yisheng, an online audio business originally acquired from Shanda in a transaction which at the time was a common control transaction accounted for at carryover basis, and possesses significant influence thereover.  Accordingly, the Group has accounted for this investment under the equity method.  As of December 31, 2012, the investment in Yisheng had been reduced to zero as a result of the Group’s equity share of losses, therefore, the preceding table depicts only 2012 activity as there has been no equity share of income since then.  The Group is not obligated to continue funding Yisheng or to provide for incurred losses.

Disposal of Bale

On April 10, 2012, Yisheng disposed of a portion of its equity interest in Bale, an underlying company in which Yisheng maintained an investment, to the Group, resulting in the Group receiving 20% of Bale and having significant influence thereover.  This investment was originally classified as an equity method investment. The transfer was recorded at carrying value as, at the time, Yisheng and the Group were under the common control of Shanda.  The original cost basis recorded was zero due to the presence of accumulated losses.  Since the initial receipt of the investment, the carrying basis continued to be zero. On June 16, 2014, the Group entered into an agreement with YiYangLianDong (Beijing) Investment Consulting Co., Ltd (“YiYang”), owned by Mr. Yao Jianjiang, the founder and controlling shareholder of YiYang, to sell half of its interest (or 10% of the total equity interests) in Bale to YiYang at a price of RMB 9 million. The Group collected such amount on July 4, 2014 and the registration of this change with the local Administration for Industry & Commerce was completed on July 25, 2014. A net $1,451,979 (RMB 9,000,000) gain from the disposal of the Group’s equity interest in Bale to YiYang was realized.  Subsequent to this transaction, Bale issued additional shares to other parties, resulting in further dilution of the Group’s equity interest to 7%.  Following the sale of half of the Group’s interest and a reduction in the Group’s involvement with Bale, the investment was re-classified as a cost method investment; the carrying value is zero.